ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
ORGANIZATION AND NATURE OF BUSINESS

1. ORGANIZATION AND NATURE OF BUSINESS

Hanover Portfolio Acquisitions, Inc., which was formerly known as and operated under the name Hanover Asset Management, Inc. through July 15, 2011 (the “Company”), purchases distressed debt portfolios at a significant discount to their face value and seeks to either collect on the outstanding balances or resell some or all of the portfolios. The Company incorporated on November 8, 2008 in the state of California. Effective July 15, 2011, the Company became a Delaware Corporation operating under the name Hanover Portfolio Acquisitions, Inc. (see footnote 7).

Going Concern

As of June 30, 2011, the Company has incurred losses and has an accumulated deficit of $543,236. During the six months ended June, 2011 and 2010, the Company incurred a net loss of $52,305 and $31,152, respectively. The Company used $8,934 and $143 of cash in operations during the six months ended June 30, 2011 and 2010, respectively.

The Company has received collections on its debt portfolio balance and has been successful in selling portions of its debt portfolios. However, the Company cannot predict with any degree of certainty the level of revenues it will be able to sustain. The Company intends to continue to generate revenue from the ongoing collection and sale of debt portfolios. Also, the Company intends to raise additional capital through the issuance of its equity.

These conditions, among others, may indicate the Company’s ability to continue as a going concern. Because of our historic net losses, our independent auditors, in their report on our financial statements for the years ended December 31, 2010 and 2009, expressed doubt about our ability to continue as a going concern. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty. Should we be unable to continue as a going concern, we may curtail our operations.

1. ORGANIZATION AND NATURE OF BUSINESS

Hanover Asset Management, Inc. (the “Company”) purchases distressed debt portfolios at a significant discount to their face value and seeks to either collect on the outstanding balances or resell some or all of the portfolios. The Company incorporated on November 8, 2008 in the state of California.

Going Concern

During the years ended December 31, 2010 and 2009, the Company incurred a net loss of $69,400 and $326,170, respectively. The Company raised $8,502 of cash from operations during the year ended December 31, 2010 and used $83,851 of cash in operations during the year ended December 31, 2009. The Company has incurred substantial losses to date and has an accumulated deficit of $490,931 as of December 31, 2010.

The Company has received collections on its debt portfolio balance and has been successful in selling portions of its debt portfolios. However, the Company cannot predict with any degree of certainty the level of revenues it will be able to sustain. The Company intends to continue to generate revenue from the ongoing collection and sale of debt portfolios. Also, the Company intends to raise additional capital through the issuance of its equity.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Because of our historic net losses, our independent auditors, in their reports on our financial statements for the years ended December 31, 2010 and 2009, expressed substantial doubt about our ability to continue as a going concern. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty.